Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 4 — INTANGIBLE ASSETS

Intangible assets consisted of the following:

Intangible Assets	September 30, 2024	December 31, 2023
Licenses
Non-Exclusive License Agreement	$179,821	$56,325
Proprietary pharmaceutical drugs	10,000	10,000
Various generic drugs	736,983	736,983
Four generic drugs (Encore)	1,308,270	1,308,270
Needleless Syringe License	26,060	26,060
Patents	48,420	48,420
Total intangible assets	$2,309,554	$2,186,058

Intangible assets are as follows:

●	Non-Exclusive License Agreement ($179,821) – On March 5, 2023, the Company signed a Non-Exclusive License Agreement with Heidelberg University to grant non-exclusive rights to various licenses owned and under development by the university. The licenses include the use of modified AAV capsid polypeptides for treatment of muscular diseases. The terms include a €50,000 ($56,325) fee for signing the agreement and €100,000 ($112,650) payment within 60 days of the anniversary of signing the agreement. The Company will pay €1,000,000 ($1,126,500) for each assignment of a right to a license owned by the university. For new licenses, the Company will make standard commercial development-based milestone payments for the various stages of license development and regulatory approval. The Company will make 2 % royalty payments by January 31st each year during the term of the agreement for each licensed product for the proceeding calendar year. At September 30, 2024, the Company paid $179,821 under the agreement.

●	Proprietary Pharmaceutical Drugs ($10,000) – On January 27, 2023, the Company signed a License Agreement with Teleost Biopharmaceutic, LLC to acquire various assets for the Company’s proprietary pharmaceutical program segment. The license includes the use of patented small drug molecules that bind to the melanocortin receptors on human cells and affect skin pigmentation. The terms include a $10,000 fee for signing the agreement and a $50,000 payment on January 27, 2024. The Company will pay for all new patent costs for new discoveries and new treatments. The Company will make standard commercial development-based milestone payments for the various stages of license development and regulatory approval. In addition, the Company will make royalty payments on the net sales for commercial products. Beginning in 2025, the Company will also pay patent and license maintenance fees. The amount due under the agreement was $10,000 at September 30, 2024. The License Agreement with Teleost Biopharmaceutic, LLC was terminated as of November 8, 2024. See note 11- subsequent events for additional detail.

●	Various Generic Drugs ($736,983) - During 2015, the Company acquired two licenses for two licensed platform technologies, a biosimilar biologics platform that uses biologic therapies to treat cancer – recombinant antibodies, and a gene therapy platform which uses a gene therapy approach to introduce a therapeutic protein called “Klotho” inside the body to treat neurodegenerative diseases. The value of the licenses was $736,983 at September 30, 2024.

●	Four Generic Drugs (Encore) ($1,308,270) – On September 12, 2022, the Company acquired four market-approved anti-cancer drugs approved for sale in Germany for $1,308,270. The purchase price represents the fair value of the intangible asset based on the net present value of the projected gross profit to be generated by the licenses. The value of the licenses was $1,308,270 at September 30, 2024 and December 31, 2023.

●	Needleless Syringe License ($26,060) – On December 1, 2023, the Company signed a license agreement with TransferTech Sherbooke for the rights to develop and commercialize the technology of a “Needleless Syringe.” Under the terms of the agreement, the Company paid a $26,060 upfront fee and royalty fees on the license income. The Company has not commenced developing the technology. The amount paid was $26,060 at September 30, 2024.

●	Patents ($48,420) – Through its licensing arrangements, the Company acquires the right to patents for Alzheimer, ALS and other items. Once the patents are declared effective, patents are amortized using the straight-line method over their estimated useful lives or statutory lives, whichever is shorter, and will be reviewed for impairment upon any triggering event that may impact the assets’ ultimate recoverability as prescribed under the guidance related to impairment of long-lived assets. Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent. At December 31, 2023, certain professional fees incurred for the patents in the amount of $47,740 were deemed not capitalizable and were expensed as professional fees in the accompanying statements for operations. At September 30, 2024, professional fees incurred for the patents in the amount of $30,898 were deemed not capitalizable and were expensed as professional fees in the accompanying statements for operations. The patent value, which I spart of licenses in the accompanying consolidated balance sheet, as of September 30, 2024 and December 31, 2023 was $48,420, respectively.

●	Exclusive World-wide License Agreement - On January 24, 2022, the Company signed an exclusive, world-wide License Agreement with the University of Barcelona for a cell and/or gene therapy that has shown compelling activity in animal models of human Alzheimer’s disease and amyotrophic lateral sclerosis (“ALS” or “Lou Gehrig’s disease”). The gene therapy will also be applied to age-related diseases and rare (“Orphan”) diseases. Beginning on December 15, 2022, the Quarterly license fee is 10,000 Euros. In addition, the Company will pay a Royalty equal to 3% of net sales of finished products. For the nine months ended September 30, 2024 and 2023, the Company owes $0 under the agreement.

These licenses and patents are not currently in use as the Company is pre-revenue stage. Once these licenses are in use, the licenses will be amortized over its useful life. The Company expects to utilize these licenses and patents in year 2025.

NOTE 3 – INTANGIBLE ASSETS

Intangible assets consisted of the following:

Intangible Assets	December 31, 2023	December 31, 2022
Licenses
Non-Exclusive License Agreement	$56,325	$-
Proprietary pharmaceutical drugs	10,000	-
Various generic drugs	736,983	736,983
Four generic drugs (Encore)	1,308,270	1,386,766
Needleless Syringe License	26,060	-
Patents	48,420	86,160
Total intangible assets	$2,186,058	$2,209,910

Intangible assets are as follows:

●	Non-Exclusive License Agreement ($56,325) – On March 5, 2023, the Company signed a Non-Exclusive License Agreement with Heidelberg University to grant non-exclusive rights to various licenses owned and under development by the university. The licenses include the use of modified AAV capsid polypeptides for treatment of muscular diseases. The terms include a €50,000 ($56,325) fee for signing the agreement and €100,000 ($112,650) payment within 60 days of the anniversary of signing the agreement. The Company will pay €1,000,000 ($1,126,500) for each assignment of a right to a license owned by the university. For new licenses, the Company will make standard commercial development-based milestone payments for the various stages of license development and regulatory approval. The Company will make 2 % royalty payments by January 31st each year during the term of the agreement for each licensed product for the proceeding calendar year. At December 31, 2023, the Company paid $56,325 under the agreement.

●	Proprietary Pharmaceutical Drugs ($10,000) – On January 27, 2023, the Company signed a License Agreement with Teleost Biopharmaceutic, LLC to acquire various assets for the Company’s proprietary pharmaceutical program segment. The license includes the use of patented small drug molecules that bind to the melanocortin receptors on human cells and affect skin pigmentation. The terms include a $10,000 fee for signing the agreement and a $50,000 payment on January 27, 2024. The Company will pay for all new patent costs for new discoveries and new treatments. The Company will make standard commercial development-based milestone payments for the various stages of license development and regulatory approval. In addition, the Company will make royalty payments on the net sales for commercial products. Beginning in 2025, the Company will also pay patent and license maintenance fees.

●	Various Generic Drugs ($736,983) - During 2015, the Company acquired two licenses for two licensed platform technologies, a biosimilar biologics platform that uses biologic therapies to treat cancer – recombinant antibodies, and a gene therapy platform which uses a gene therapy approach to introduce a therapeutic protein called “Klotho” inside the body to treat neurodegenerative diseases. The value of the licenses was $736,983 at December 31, 2023.

●	Four Generic Drugs (Encore) ($1,308,270) – On September 12, 2022, the Company acquired four market-approved anti-cancer drugs approved for sale in Germany for $1,308,270. The purchase price represents the fair value of the intangible asset based on the net present value of the projected gross profit to be generated by the licenses. The value of the licenses was $1,308,270 as of December 31, 2023.

●	Needleless Syringe License ($26,060) – On December 1, 2023, the Company signed a license agreement with TransferTech Sherbooke for the rights to develop and commercialize the technology of a “Needleless Syringe.” Under the terms of the agreement, the Company paid a $26,060 upfront fee and royalty fees on the license income. The Company has not commenced developing the technology. The amount paid was $26,060 at December 31, 2023.

●	Patents ($48,420) – Through its licensing arrangements, the Company acquires the right to patents for Alzheimer, ALS and other items. Once the patents are declared effective, patents are amortized using the straight-line method over their estimated useful lives or statutory lives, whichever is shorter, and will be reviewed for impairment upon any triggering event that may impact the assets’ ultimate recoverability as prescribed under the guidance related to impairment of long-lived assets. Costs incurred to acquire patents, including legal costs, are also capitalized as long-lived assets and amortized on a straight-line basis with the associated patent. At December 31, 2023, certain professional fees incurred for the patents in the amount of $47,740 were deemed not capitalizable and were expensed as professional fees in the accompanying statements for operations. The patent value, which is part of licenses in the accompanying consolidated balance sheet, as of December 31, 2023, was $48,420, respectively.

●	Exclusive World-wide License Agreement - On January 24, 2022, the Company signed an exclusive, world-wide License Agreement with the University of Barcelona for a cell and/or gene therapy that has shown compelling activity in animal models of human Alzheimer’s disease and amyotrophic lateral sclerosis (“ALS” or “Lou Gehrig’s disease”). The gene therapy will also be applied to age-related diseases and rare (“Orphan”) diseases. Beginning on December 15, 2022, the Quarterly license fee is 10,000 Euros. In addition, the Company will pay a Royalty equal to 3% of net sales of finished products.

These licenses and patents are not currently in use as the Company is pre-revenue stage. Once these licenses are in use, the licenses will be amortized over its useful life.